Risk Management - Undiscounted Cash Outflows Relating to Financial Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accounts payable and accrued liabilities [member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	$ 1,833	$ 2,627
Accounts payable and accrued liabilities [member] | Less Than 1 Year [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	1,833	2,627
Risk management liabilities [member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	3	1,051
Risk management liabilities [member] | Less Than 1 Year [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	3	1,031
Risk management liabilities [member] | Years 2 and 3 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments		20
Long-term Borrowings [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	17,408	17,759
Long-term Borrowings [Member] | Less Than 1 Year [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	1,152	494
Long-term Borrowings [Member] | Years 2 and 3 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	862	2,527
Long-term Borrowings [Member] | Years 4 and 5 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	2,138	1,429
Long-term Borrowings [Member] | 5 Years [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	13,256	13,309
Contingent Payment [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	143	221
Contingent Payment [Member] | Less Than 1 Year [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	15	38
Contingent Payment [Member] | Years 2 and 3 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	113	116
Contingent Payment [Member] | Years 4 and 5 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	15	67
Other Nonderivative Financial Liabilities [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	4	4
Other Nonderivative Financial Liabilities [Member] | Years 2 and 3 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	1	1
Other Nonderivative Financial Liabilities [Member] | Years 4 and 5 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	1	1
Other Nonderivative Financial Liabilities [Member] | 5 Years [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	$ 2	$ 2